PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 25, 2017
Condensed Balance Sheets
Common stock, shares authorized			500,000,000
Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	253,693,940	217,070,940
Common stock, shares outstanding	243,090,108	217,070,940
Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	108,147,199	110,647,199
Common stock, shares outstanding	108,147,199	110,647,199
Parent | Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	253,693,940	217,070,940
Common stock, shares outstanding	243,090,108	217,070,940
Parent | Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	108,147,199	110,647,199
Common stock, shares outstanding	108,147,199	110,647,199